Earnings Per Unit Calculation of basic and diluted earnings per unit (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income (Loss) from Continuing Operations Attributable to Parent	$ (228,171)	$ (32,146)	$ 53,649
Distributions	117,294	124,235	89,062
Assumed income (loss) from continuing operations after distribution to be allocated	(345,465)	(156,381)	(35,413)
Discontinued operations, net of tax	(49,808)	(118,456)	19,483
Net income (loss)	(277,979)	(150,602)	73,132
Net Income (loss) from continuing operations per common unit - basic	$ (1.50)	$ (0.26)	$ 0.47
Discontinued operations per common unit - basic	$ (0.32)	$ (0.87)	$ 0.18
Net income (loss) per common unit - basic	$ (1.82)	$ (1.13)	$ 0.65
Net Income (loss) from continuing operations per common units - diluted	$ (1.50)	$ (0.26)	$ 0.45
Discontinued operations per common unit - diluted	$ (0.32)	$ (0.87)	$ 0.17
Net Income (Loss), Per Outstanding Limited Partnership Unit, Diluted	$ 1.82	$ 1.13	$ (0.62)
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income (Loss) from Continuing Operations Attributable to Parent	(230,114)	(34,877)	52,112
Distributions	115,351	121,504	87,525
Assumed income (loss) from continuing operations after distribution to be allocated	(345,465)	(156,381)	(35,413)
Discontinued operations, net of tax	(49,808)	(118,456)	19,483
Net income (loss)	(279,922)	(153,333)	71,595
Net Income (loss) from continuing operations per common unit - basic	$ (1.50)	$ (0.26)	$ 0.47
Discontinued operations per common unit - basic	$ 0	$ (0.87)	$ 0.18
Net income (loss) per common unit - basic	$ (1.82)	$ (1.13)	$ 0.65
Net Income (loss) from continuing operations per common units - diluted	$ (1.50)	$ (0.26)	$ 0.45
Discontinued operations per common unit - diluted	$ (0.32)	$ (0.87)	$ 0.17
Net Income (Loss), Per Outstanding Limited Partnership Unit, Diluted	$ 1.82	$ 1.13	$ (0.62)
Restricted Common Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income (Loss) from Continuing Operations Attributable to Parent	1,943	2,731	1,537
Distributions	1,943	2,731	1,537
Assumed income (loss) from continuing operations after distribution to be allocated	0	0	0
Discontinued operations, net of tax	0	0	0
Net income (loss)	$ 1,943	$ 2,731	$ 1,537